LEADER SHORT-TERM BOND FUND

CLASS A SHARES:  LCAMX

 LEADER TOTAL RETURN FUND

CLASS A SHARES:  LCATX

Each a series of Northern Lights Fund Trust

Supplement dated April 13, 2012

to the Prospectus dated March 12, 2012

Effective January 2012, Scott Carmack has been added as a portfolio manager of the Leader Short-Term Bond Fund and Leader Total Return Fund (the “Funds”) and is, together with John E. Lekas, primarily responsible for the day-to-day management of the Funds.  The investment objectives, principal investment strategies and principal risks of the Funds have not changed.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 7 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas, founder of Leader Capital Corp., has been the Fund's portfolio manager since it commenced operations in July 2005. Scott Carmack, Assistant Portfolio Manager of the Adviser, became co-portfolio manager of the Fund in January 2012.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 13 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas, founder of Leader Capital Corp., has been the Fund's portfolio manager since it commenced operations in 2010. Scott Carmack, Assistant Portfolio Manager of the Adviser, became co-portfolio manager of the Fund in January 2012.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 25 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas serves as the portfolio manager and is, together with Scott Carmack responsible for the investment decisions of each Fund, as he did for Leader Short-Term Bond’s Predecessor Fund and the Original Fund.  He has 20 years’ experience as an investment professional.  Prior to founding the Advisor in 1997, Mr. Lekas served as a portfolio manager at Smith Barney where he focused on discretionary management of bond portfolios worth over $200 million.  He received a bachelor's degree in finance from the University of Oregon.

Scott Carmack was an Assistant Portfolio Manager for the Adviser and joined Leader Capital Corp. in February 2011. Prior to joining Leader Capital Corp, he was a proprietary trader at the following firms: Chimera Securities from May 2010 to January 2011, Assent LLC from September 2006 to May 2010 and Evolution LLC from September 2003 to September 2006.  Mr. Carmack served as Analyst, Private Bank for JP Morgan Chase from July 2001 to September 2003.  Mr. Carmack graduated with honors from Harvard University in 2001, where he was a member of the Varsity Baseball Team and concentrated in Economics.

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The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

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You should read this Supplement in conjunction with the Prospectus dated March 12, 2012 and Statement of Additional Information dated August 9, 2011, as revised March 12, 2012, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-711-9164.

Please retain this Supplement for future reference.

LEADER SHORT-TERM BOND FUND

INVESTOR SHARES:  LCCMX

INSTITUTIONAL SHARES:  LCCIX

 LEADER TOTAL RETURN FUND

INVESTOR SHARES:  LCTRX

INSTITUTIONAL SHARES:  LCTIX

Each a series of Northern Lights Fund Trust

Supplement dated April 13, 2012

to the Prospectus dated August 9, 2011

Effective January 2012, Scott Carmack has been added as a portfolio manager of the Leader Short-Term Bond Fund and Leader Total Return Fund (the “Funds”) and is, together with John E. Lekas, primarily responsible for the day-to-day management of the Funds.  The investment objectives, principal investment strategies and principal risks of the Funds have not changed.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 6 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas, founder of Leader Capital Corp., has been the Fund's portfolio manager since it commenced operations in July 2005. Scott Carmack, Assistant Portfolio Manager of the Adviser, became co-portfolio manager of the Fund in January 2012.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 11 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas, founder of Leader Capital Corp., has been the Fund's portfolio manager since it commenced operations in 2010. Scott Carmack, Assistant Portfolio Manager of the Adviser, became co-portfolio manager of the Fund in January 2012.

The following replaces the information in the section titled “Investment Advisor Portfolio Manager” on page 23 of the Prospectus:

Investment Advisor Portfolio Managers: John E. Lekas serves as the portfolio manager and is, together with Scott Carmack, responsible for the investment decisions of each Fund, as he did for Leader Short-Term Bond’s Predecessor Fund and the Original Fund.  He has 20 years’ experience as an investment professional.  Prior to founding the Advisor in 1997, Mr. Lekas served as a portfolio manager at Smith Barney where he focused on discretionary management of bond portfolios worth over $200 million.  He received a bachelor's degree in finance from the University of Oregon.

Scott Carmack was an Assistant Portfolio Manager for the Adviser and joined Leader Capital Corp in February 2011.  Prior to joining Leader Capital Corp, he was a proprietary trader at the following firms:  Chimera Securities from May 2010 to January 2011, Assent LLC from September 2006 to May 2010 and Evolution LLC from September 2003 to September 2006.  Mr. Carmack also served as Analyst, Private Bank for JP Morgan Chase from July 2001 to September 2003. Mr. Carmack graduated with honors from Harvard University in 2001, where he was a member of the Varsity Baseball Team and concentrated in Economics.

------------------

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

*    *    *   *    *    *

You should read this Supplement in conjunction with the Prospectus dated August 9, 2011 and the Statement of Additional Information dated August 9, 2011, as revised March 12, 2012, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-711-9164.

Please retain this Supplement for future reference.

LEADER SHORT-TERM BOND FUND

INVESTOR SHARES:  LCCMX

INSTITUTIONAL SHARES:  LCCIX

CLASS A SHARES:  LCAMX

 LEADER TOTAL RETURN FUND

INVESTOR SHARES:  LCTRX

INSTITUTIONAL SHARES:  LCTIX

CLASS A SHARES:  LCATX

Each a series of Northern Lights Fund Trust

Supplement dated April 13, 2012

to the Statement of Additional Information (“SAI”) dated August 9, 2011, as revised March 12, 2012

Effective January 2012, Scott Carmack has been added as a portfolio manager of the Leader Short-Term Bond Fund and Leader Total Return Fund (the “Funds”) and is, together with John E. Lekas, primarily responsible for the day-to-day management of the Funds.  The investment objectives, principal investment strategies and principal risks of the Funds have not changed.

The following replaces the information in the section titled “Portfolio Manager” on pages 46 and 47 of the SAI:

PORTFOLIO MANAGERS

Portfolio Managers

John E. Lekas and Scott Carmack serve as portfolio managers for the Funds and, as such, are primarily responsible for making all investment decisions of the Funds.  As of January 31, 2012, the Portfolio Managers were responsible for the management of the following types of accounts:

John E. Lekas

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

  Scott Carmack

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Conflicts of Interest

The performance fees may create a potential conflict of interest by providing an incentive for the Advisor to allocate more volatile securities with greater capital appreciation opportunity to the retail accounts with the performance fees rather than to the Funds.

To the extent that the Funds and another of the Advisor’s clients seek to acquire the same security at about the same time, the Funds may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Funds may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Funds.  In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

The Portfolio Managers may manage accounts for multiple clients and may make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in the Portfolio Managers devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the Portfolio Managers within the same investment discipline, however, the Advisor may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by the Portfolio Managers will vary.

Compensation.

Messrs. Lekas and Carmack are compensated for their services by the Advisor.  Mr. Lekas’ compensation consists of a base salary.  Additionally, Mr. Lekas receives an annual discretionary bonus based on the Advisor’s profits. Mr. Carmack’s base salary is based on the Advisor’s profits. Although Mr. Lekas’ compensation is not tied to the performance of any private client account, the Advisor receives a performance fee with respect to certain private retail accounts.  The Advisor charges performance fees on the pre-tax profits of certain private accounts over a twelve-month period compared to the account’s high water mark.  The high water mark is the opening value of the account, or, if the account has grown in value, the highest account value at the end of any previous twelve-month period.

Ownership of Securities

As of January 31, 2012, the Portfolio Manager’s ownership of the Funds was as follows:

Portfolio Manager	Dollar Range of Shares Owned
John E. Lekas Leader Short-Term Bond Fund Leader Total Return Fund	$ 50,001 - $100,000 $ 50,001 - $100,000
Scott Carmack Leader Short-Term Bond Fund Leader Total Return Fund	None None

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You should read this Supplement in conjunction with the Prospectus dated August 9, 2011 and Statement of Additional Information dated August 9, 2011, as revised March 12, 2012, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-800-711-9164.

Please retain this Supplement for future reference.